Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Property, plant and equipment
9.	Property, plant and equipment
The changes in property, plant and equipment for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2022:
Cost	78,160	832,785	1,953,985	145,940	3,010,870
Accumulated depreciation and impairment losses	(37)	(515,313)	(1,381,020)	(1,287)	(1,897,657)

Carrying amount	78,123	317,472	572,965	144,653	1,113,213

Changes in carrying amount:
Additions	700	17,369	112,351	364,450	494,870
Acquisitions through business combinations	—	168	2,480	5,939	8,587
Reclassifications	75	75,608	232,218	(314,742)	(6,841)
Disposals or classified as held for sale *1	(876)	(1,610)	(2,793)	(644)	(5,923)
Depreciation *2	—	(33,682)	(234,530)	—	(268,212)
Impairment losses	—	(317)	(570)	(52)	(939)
Translation adjustment	1,232	8,931	5,315	531	16,009
Other	—	(4,636)	(1,264)	—	(5,900)

Total changes	1,131	61,831	113,207	55,482	231,651

Balance as of March 31, 2023:
Cost	79,291	921,156	2,202,010	201,299	3,403,756
Accumulated depreciation and impairment losses	(37)	(541,853)	(1,515,838)	(1,164)	(2,058,892)

Carrying amount	79,254	379,303	686,172	200,135	1,344,864

Changes in carrying amount:
Additions	6,068	14,886	100,199	374,735	495,888
Acquisitions through business combinations	—	912	472	12	1,396
Reclassifications	616	76,731	314,967	(394,995)	(2,681)
Disposals or classified as held for sale *1	(2,077)	(2,361)	(3,416)	(1,414)	(9,268)
Depreciation *2	—	(39,781)	(281,807)	—	(321,588)
Impairment losses	—	(76)	(258)	(11)	(345)
Translation adjustment	2,085	15,913	7,366	5,729	31,093
Other	—	(1,744)	(15,032)	57	(16,719)

Total changes	6,692	64,480	122,491	(15,887)	177,776

Balance as of March 31, 2024:
Cost	85,983	1,033,758	2,551,174	185,287	3,856,202
Accumulated depreciation and impairment losses	(37)	(589,975)	(1,742,511)	(1,039)	(2,333,562)

Carrying amount	85,946	443,783	808,663	184,248	1,522,640

*1	An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified to current asset as an asset held for sale.

*2
Depreciation expenses are allocated to the cost of inventory and are recognized in cost of sales as inventory is sold, or are directly recognized in selling, general and administrative expenses and research and development expenditures in the consolidated statements of income, depending on the use of the asset.